RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE O — RELATED PARTY TRANSACTIONS

During 2013, 2012 and 2011, there were no related party transactions other than loan transactions with the Company’s officers and directors as discussed in Note D.
All related party transactions are “arms length” transactions.